Finance income/ (expense) - Summary of Finance income/ (expense) (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Financial Income Expense [Abstract]
Foreign exchange differences	€ 1,639,889	€ (5,867,219)	€ 5,397,075	€ (10,889,757)
Interest and other income over bank balances	1,980,468	1,000,543	3,654,120	2,197,192
Other finance expenses	(72,599)	(38,131)	(159,002)	(64,087)
Total finance income/ (expense)	€ 3,547,758	€ (4,904,807)	€ 8,892,193	€ (8,756,652)